Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation	Business and Basis of Presentation
Transphorm, Inc. (“Parent”) develops gallium nitride (“GaN”) semiconductor components used in power conversion and is headquartered in Goleta, California. Parent’s wholly owned-subsdiary, Transphorm Technology, Inc., was incorporated in the State of Delaware on February 22, 2007. Throughout these notes, “the Company,” “Transphorm,” “we,” “us” and “our” refer to Parent and its direct and indirect wholly-owned subsidiaries. Transphorm Technology and its subsidiaries hold all material assets and conduct all business activities and operations of the Company. Transphorm Technology’s activities to date have been primarily performing research and development, establishing manufacturing infrastructure, market sampling, product launch, hiring personnel, and raising capital to support and expand these activities. Transphorm Japan, Inc. was established in Japan in February 2014 to secure Transphorm’s production capacity and establish a direct presence in Asian markets. Transphorm Aizu, Inc. was established in Japan to manage the financial transactions around Aizu Fujitsu Semiconductor Wafer Solution Limited, Transphorm’s joint venture wafer fabrication facility located in Aizu Wakamatsu, Japan (“Aizu”). Transphorm Japan Epi, Inc. was established in Japan in 2019 to enable the operational capacity of the reactors held in Aizu.

In management’s opinion, the accompanying unaudited condensed consolidated financial statements of Transphorm reflect all adjustments of a normal and recurring nature that are necessary for a fair presentation of the results for the interim period ended September 30, 2020, but are not necessarily indicative of the results that will be reported for the entire year or any other interim period. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with Accounting Principles Generally Accepted in the United States of America (“GAAP”) have been condensed or omitted. The aforementioned unaudited condensed consolidated financial statements are prepared in conformity with GAAP and in accordance with the instructions to Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission. The interim information should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Amendment No. 2 to Form 8-K filed on March 31, 2020. The consolidated balance sheet as of December 31, 2019 is derived from those audited financial statements.

The preparation of interim unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Material estimates subject to change include, among other items, the determination of allowance for loan and lease losses and allowance for off-balance sheet items, other-than-temporary impairment, securities valuations, the fair value of other assets and liabilities acquired in a business combination and income taxes. Actual results could differ from those estimates.

Reverse Merger

On February 12, 2020, our wholly-owned subsidiary, Peninsula Acquisition Sub, Inc., a corporation formed in the State of Delaware (“Acquisition Sub”), merged with and into Transphorm Technology (formerly known as Transphorm, Inc.), the corporate existence of Acquisition Sub ceased, and Transphorm Technology became our wholly-owned subsidiary (such transaction, the “Merger”). As a result of the Merger, we acquired the business of Transphorm Technology. The Merger was effective as of February 12, 2020, upon the filing of a certificate of merger with the Secretary of State of the State of Delaware. Immediately after completion of the Merger, we adopted Transphorm Technology’s former company name, “Transphorm, Inc.”, as our company name.

The Merger was treated as a recapitalization and reverse acquisition for financial reporting purposes, and Transphorm Technology is considered the acquirer for accounting purposes.
As a result of the Merger and the change in our business and operations, a discussion of the past financial results of our predecessor, Peninsula Acquisition Corporation, is not pertinent, and under applicable accounting principles, the historical financial results of Transphorm Technology, the accounting acquirer, prior to the Merger are considered our historical financial results.

At the effective time of the Merger, (i) each share of Transphorm Technology’s common stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive (a) 0.08289152527 shares of our common stock (in the case of shares held by accredited investors) or (b) $4.00 multiplied by 0.08289152527 (in the case of shares held by unaccredited investors), with the actual number of shares of our common stock issued to the former holders of Transphorm Technology’s common stock equal to 4,171,571, (ii) 51,680,254 shares of Transphorm Technology’s Series 1 preferred stock issued and outstanding immediately prior to the closing of the Merger were converted into 12,433,953 shares of our common stock, (iii) 38,760,190 shares of Transphorm Technology’s Series 2 preferred stock issued and outstanding immediately prior to the closing of the Merger were converted into 7,499,996 shares of our common stock, and (iv) 31,850,304 shares of Transphorm Technology’s Series 3 preferred stock issued and outstanding immediately prior to the closing of the Merger were converted into 4,000,000 shares of our common stock. As a result, 28,105,520 shares of our common stock were issued to the former holders of Transphorm Technology’s issued and outstanding capital stock after adjustments due to rounding for fractional shares. Immediately prior to the effective time of the Merger, an aggregate of 682,699 shares of our common stock, owned by the stockholders of Peninsula Acquisition Corporation prior to the Merger, were forfeited and cancelled.

In addition, pursuant to the Merger Agreement, (i) options to purchase 29,703,285 shares of Transphorm Technology’s common stock issued and outstanding immediately prior to the closing of the Merger under Transphorm Technology’s 2007 Stock Plan (the “2007 Plan”) and 2015 Equity Incentive Plan (the “2015 Plan”) were assumed and converted into options to purchase 2,461,923 shares of our common stock, (ii) warrants to purchase 186,535 shares of Transphorm Technology’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed, amended and converted into warrants to purchase 15,461 shares of our common stock, and (iii) Transphorm Technology’s outstanding convertible promissory note was amended to be convertible at the option of the holder, into shares of our common stock at a conversion price of $5.12 per share, with 3,076,171 being the maximum number of shares of our common stock issuable upon conversion of the convertible promissory note. As of September 30, 2020, there was $15.0 million of principal and $448 thousand of accrued and unpaid interest outstanding on the convertible promissory note.

All per share and share amounts for the three and nine months ended September 30, 2019 have been retroactively adjusted to reflect the effect of the Merger.

Going Concern

The accompanying unaudited condensed consolidated condensed financial statements have been prepared assuming that the Company will continue as a going concern. As included in the accompanying unaudited condensed consolidated financial statements, the Company has generated recurring losses from operations, sustained negative cash flows from operating activities, and has an accumulated deficit and has a working capital deficiency. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these financial statements.

Management plans to raise additional working capital to fund operations through the issuance of stock to investors, license of intellectual property and/or issuance of notes payable. The Company raised $19.7 million from the sale of common stock in February 2020 as described in Note 9 - Stockholders’ Equity. However, there is no assurance that the Company will be successful in raising additional capital.

The ability of the Company to continue as a going concern is dependent on its ability to raise significant additional capital to fund operating losses until it is able to generate liquidity from its business operations. To the extent sufficient financing is not available, the Company may not be able to, or may be delayed in, developing its offerings and meeting its obligations. The Company will continue to evaluate its projected expenditures relative to its available cash and to evaluate financing alternatives in order to satisfy its working capital and other cash requirements. The accompanying unaudited condensed consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

Impact of COVID-19 on Our Business

The COVID-19 pandemic has adversely disrupted and will further disrupt the operations at certain of our customers, partners, suppliers and other third-party providers for an uncertain period of time, including as a result of travel restrictions, adverse effects on budget planning processes, business deterioration, and/or business shutdowns, all of which has impacted our business and results of operations. Some of our customers have experienced delays in their internal development programs and design cycles with our GaN products due to the effects of COVID-19, which have led to postponements of their orders of our products and postponements of determinations that our products will be used in their designs for new products under development with corresponding delays in their market introduction and our revenues. The future impact of COVID-19 cannot be predicted with certainty and may make it more difficult or preclude us from raising additional capital, increase our costs of capital and otherwise adversely affect our business, results of operations, financial condition and liquidity.

Significant Accounting Policies

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Parent and its wholly-owned subsidiaries, Transphorm Technology, Transphorm Japan, Inc., Transphorm Japan Epi, Inc. and Transphorm Aizu, Inc. Upon consolidation, all significant intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management bases its estimates and assumptions on historical experience, knowledge of current conditions, and its belief of what could occur in the future, given available information. Actual results could differ from those estimates, and such differences could be material to the condensed consolidated financial statements. Estimates are used for, but not limited to, the determinations of fair value of stock awards and promissory notes, accrual of liabilities, revenue recognition, inventory reserve, and useful lives for property and equipment.

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported condensed consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly-liquid investments with original maturities of 90 days or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist principally of bank deposits and money market funds. Other assets in the condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019 include cash of $75 thousand.
Foreign Currency Risk

The Company is exposed to foreign currency risk due to its operations in Japan. Assets and liabilities of the operations are re-measured into U.S. currency at exchange rates in effect at the balance sheet dates through the condensed consolidated statements of comprehensive income. Gains or losses resulting from foreign currency transactions are re-measured using the rates on the dates on which those elements are recognized during the period and are included in other income or expense in the unaudited condensed consolidated statements of operations. As of September 30, 2020 and December 31, 2019, the Company had foreign cash and cash equivalents of $41 thousand and $55 thousand, respectively, which represented 0.9 percent and 1.9 percent, respectively, of total cash and cash equivalents.

Concentrations of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company is exposed to credit risk in the event of default by the financial institution holding its cash. The Company’s investment policy restricts investments to high-quality investments and limits the amounts invested with any one issuer, industry or geographic area. Risks associated with cash holdings in excess of insured limits are mitigated by banking with high-quality institutions. To date, the Company has not experienced any significant losses on its cash and cash equivalents. The Company periodically evaluates the relative credit standing of these financial institutions.

The Company is subject to risks common in the power conversion components industry, including, but not limited to, technological obsolescence, dependence on key personnel, market acceptance of its products, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income (loss). Other comprehensive income (loss) includes the impact of foreign currency translation adjustments.

Accounts Receivable

Accounts receivable are analyzed and allowances for uncollectible accounts are recorded, as required. Provisions for uncollectible accounts, if any, are recorded as bad debt expense and included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations. The process for determining the appropriate level of allowances for doubtful accounts involves judgment, and the Company considers such factors as the age of the underlying receivables, historical and projected collection trends, the composition of outstanding receivables, current economic conditions and regulatory changes. An account is fully reserved when reasonable collection efforts have been unsuccessful and it is probable that the receivable will not be recovered. No significant losses on accounts receivable have been recorded as of September 30, 2020 and December 31, 2019.

Inventory

Inventory is stated at the lower of cost (first-in, first-out method) or net realizable value. The Company periodically reviews the value of items in inventory and records write-downs or write-offs based on its assessment of slow moving or obsolete inventory. The Company maintains an inventory reserve for obsolete inventory and generally makes inventory value adjustments against the inventory reserve.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the respective assets, generally ranging from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease term. Depreciation for equipment commences once it is placed in service, and depreciation for buildings and leasehold improvements commences once they are ready for their intended use. The Company expenses maintenance and repair costs that do not extend the life of the asset as they are incurred.

The Company evaluates the carrying amount of its property and equipment whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of an asset or asset group and its eventual disposition are less than the carrying amount of the asset or asset group. To date, there have been no such impairment losses.

Goodwill

Goodwill arose for the acquisition of a business in February 2014 based in Japan and was accounted for as the purchase of a business. Goodwill generated from business combinations and deemed to have indefinite lives are not subject to amortization and instead are tested for impairment at least annually in December unless certain events occur or circumstances change. Goodwill represents the excess of the purchase price over the fair value of the net assets and other identifiable intangible assets acquired. We test for goodwill impairment annually or earlier if events or changes in circumstances indicate goodwill might possibly be impaired. Impairment exists when the carrying value of the goodwill exceeds its implied fair value. An impairment loss would be recognized in an amount equal to that excess as a charge to operations in the unaudited condensed consolidated statements of operations. For the three and nine months ended September 30, 2020 and 2019, no impairment charge was recorded related to goodwill.

Intangible Assets

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which generally range from three to ten years. Each reporting period, the Company evaluates the estimated remaining useful lives of intangible assets and whether events or changes in circumstances warrant a revision to the remaining periods of amortization.

If it is determined that the carrying values might not be recoverable based upon the existence of one or more indicators of impairment, the Company performs a test for recoverability using various methodologies, such as the income approach or cost approach, to determine the fair value of intangible assets depending upon the nature of the assets. If assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their respective fair values. For the three and nine months ended September 30, 2020 and 2019, no impairment charges were recorded related to intangible assets.
Revenue Recognition

Revenue Recognition Policy

The Company derives its revenues from sales of high-powered GaN-based products manufactured utilizing the Company’s proprietary and patented epiwafer technology and wafer fabrication and other assembly processes, sales of GaN epiwafers for the radio frequency (“RF”) and power markets, and sales of licenses to use such patented proprietary technology, as well as enabling EPI wafer growth services and products to our strategic partners. Revenues are recognized when control of these products or licenses are transferred to the Company’s customers in an amount that reflects the consideration it expects to be entitled to in exchange for those products and licenses. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense. The Company does not have any significant financing components associated with its revenue contracts, as payment is received at or shortly after the point of sale.

Disaggregation of Revenue from Contracts with Customers
Revenue consists of licensing revenue, government contract revenue from our contract with the U.S. Navy and product sales, with applicable performance obligations satisfied at a point in time. Products are sold to distributors and end-users in various sectors such as, but not limited to, the automotive, gaming, industrial, IT, and consumer products industries.

As part of the Collaboration Arrangement (Note 2 - Nexperia Arrangement) executed with Nexperia on April 4, 2018, the Company agreed to grant Nexperia the perpetual exclusive right to use the Company’s existing Gen-3 manufacturing process technology. License fees are received upon satisfaction of contractual milestones and recognized upon delivery of the perpetual license or transferred technology without any remaining performance obligations. The Company recognized $0 and $5.0 million of licensing revenue for the three and nine months ended September 30, 2020, respectively, and no licensing revenue for each of the three and nine months ended September 30, 2019. Additionally, pursuant to agreements entered into in October 2019, during the three and nine months ended September 30, 2020 and 2019, the Company recognized $280,000 and $0 of revenue from the sale of EPI Gen 4 wafer growths.

Government contract revenues are principally generated under research and development contracts. Contract revenues are derived primarily from research contracts with agencies of the U.S. government. We believe credit risk related to accounts receivable arising from such contracts is minimal. These contracts may include cost-plus fixed fee and fixed price terms. All payments to us for work performed on contracts with agencies of the U.S. government are subject to adjustment upon audit by the Defense Contract Audit Agency. The Company received new government authorized rates for billing purposes which allowed for retroactive application since inception. The cumulative impact of this rate change was $505 thousand in the third quarter of 2020. The Company will use the new approved rates on go-forward basis.

Performance Obligations

For performance obligations related to the sale of products, control transfers to the customer at a point in time. The Company’s principal terms of sale are free on board shipping or destination and the Company transfers control and records revenue for product sales upon shipment or delivery to the customer, respectively. For performance obligations related to the licensing of patented technology in perpetuity, control also transfers to the customer at a point in time. The Company transfers control and records revenue for licensing fees once the Company has (i) provided or otherwise makes available the patented technology to the customer and (ii) the customer is able to use and benefit from the patented technology.

Variable Consideration

The nature of the Company’s arrangement with Nexperia gives rise to variable consideration in the form of milestone and royalty payments. The royalties qualify for the sales and usage-based royalty exception, as the license of intellectual property is the predominant item to which the royalty relates and are recognized upon the subsequent sale occurring. The variable amounts are received upon satisfaction of contractually agreed upon development targets and sales volume.

Research and Development

The Company is a party to research grant contracts with the U.S. government for which the Company is reimbursed for specified costs incurred for its research projects. These projects include energy saving initiatives for which the U.S. government offers reimbursement funds. Such reimbursements are recorded as an offset to research and development expenses when the related qualified research and development expenses are incurred. Reimbursable costs are recognized in the same period the costs are incurred up to the limit of approved funding amounts on qualified expenses. Grant reimbursement of $81 thousand and $0 was recorded as an offset to research and development expense for the three months ended September 30, 2020 and 2019, respectively. Grant reimbursement of $380 thousand and $0 was recorded as an offset to research and development expense for the nine months ended September 30, 2020 and 2019, respectively.
Stock-Based Compensation

All share-based payments, including grants of stock options, restricted stock awards (“RSAs”) and restricted stock units (“RSUs”), are measured at the fair value of the share-based awards on the grant date and recognized over their respective vesting periods, which is generally one to four years. The estimated fair value of stock options at the grant date is determined using the Black-Scholes-Merton pricing model. The RSAs and RSUs are measured using the estimated fair value of the stock price, which, due to limited trading history, is based on recent equity sales. The Company recognizes the fair value of share-based payments as compensation expense for all expected-to-vest stock-based awards over the vesting period of the award using the straight-line attribution or graded vesting method provided that the amount of compensation cost recognized at any date is no less than the portion of the grant-date fair value of the award that is vested at that date.

The Black-Scholes-Merton option pricing model requires inputs such as the fair value of common stock on date of grant, expected term, expected volatility, dividend yield, and risk-free interest rate. Further, the forfeiture rate also affects the amount of aggregate compensation expense. These inputs are subjective and generally require significant analysis and judgment to develop. Volatility data is obtained from a study of publicly traded industry peer companies. The forfeiture rate is derived primarily from the Company’s historical data, and the risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues commensurate with the expected term. Management generally uses the simplified method to calculate the expected term for employee grants as the Company has limited historical exercise data or alternative information to reasonably estimate an expected term assumption. The simplified method assumes that all options will be exercised midway between the weighted average vesting date and the contractual term of the option.

Stock-based compensation expense recognized in the Company’s condensed consolidated financial statements is based on awards that are expected to vest. These expense amounts have been reduced by using an estimated forfeiture rate. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company evaluates the assumptions used to estimate forfeitures annually in connection with the recognition of stock-based compensation expense.

Loss Per Share
Basic loss per share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by dividing the net loss attributable to common stockholders by the sum of the weighted average number of common shares outstanding plus potential dilutive common shares outstanding during the period. Potential dilutive securities, comprised of stock warrants, restricted stock units and stock options, are not reflected in diluted loss per share because such shares are anti–dilutive. Dilutive impact of potential common shares resulting from common stock equivalents is determined by applying the treasury stock method.

For the three and nine months ended September 30, 2020, there were 3,155,064 shares, consisting of 2,327,423 stock options, 812,180 restricted stock units and 15,461 stock warrants, that were not included in the computation of diluted loss per share because their effect would be anti-dilutive. For the three and nine months ended September 30, 2019, there were 2,469,273 shares, consisting of 2,453,812 stock options and 15,461 stock warrants, that were not included in the computation of diluted loss per share because their effect would be anti-dilutive.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying values of the Company’s financial instruments such as cash equivalents, accounts receivable, revolving credit facility, accounts payable and accrued liabilities approximate fair values due to the short-term nature of these items. The Company has elected the fair value option for its promissory notes. See Note 3 - Fair Value Measurements.
Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes (“ASC 740”). ASC 740 prescribes the use of the liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted statutory tax rates in effect at the balance sheet date. The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists.

Equity Method Investments

The Company uses the equity method to account for investments in entities that it does not control, but in which it has the ability to exercise significant influence over operating and financial policies. The Company's proportionate share of the net income or loss of these companies is included in consolidated net loss. Judgments regarding the level of influence over each equity method investment include consideration of key factors such as the Company's ownership interest, representation on the board of directors or other management body and participation in policy-making decisions.

Segment Reporting

The Company’s operations and its financial performance is evaluated on a consolidated basis by the chief operating decision maker. Accordingly, the Company considers all of its operations to be aggregated in one reportable operating segment. For the three months ended September 30, 2020, total revenue was $1.9 million, of which $1.6 million was from U.S. operations and $289 thousand was from Japan operations. For the three months ended September 30, 2019, total revenue was $994 thousand, of which $988 thousand was from U.S. operations and $6 thousand was from Japan operations. For the nine months ended September 30, 2020, total revenue was $9.4 million, of which $9.0 million was from U.S. operations and $321 thousand was from Japan operations. For the nine months ended September 30, 2019, total revenue was $2.0 million, of which $2.0 million was from U.S. operations and $25 thousand was from Japan operations.

Recently Issued Accounting Standards Adopted

Fair Value - In August 2018, the Financial Accounting Standard Boards (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes certain disclosures, modifies certain disclosures and adds additional disclosures. ASU 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The Company adopted this standard effective January 1, 2020. The adoption of ASU 2018-13 did not have a material effect on the condensed consolidated financial statements.

Statement of Cash Flows - In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). This guidance addresses eight specific cash flow issues with the objective of reducing existing diversity in practice. ASU 2016-15 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The Company adopted this standard effective January 1, 2020, using the modified retrospective approach. The adoption of ASU 2016-15 did not have a material effect on the condensed consolidated financial statements.

Recently Issued Accounting Standards under Evaluation

Leases - In June 2020, the FASB issued ASU 2020-05, which amends the effective dates of the FASB’s standards on leasing (ASC 842) to give immediate relief to certain entities as a result of the widespread adverse economic effects and business disruptions caused by the COVID-19 pandemic. In February 2016, the FASB issued ASU 2016-02, Leases, which, for operating leases, requires the lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on its balance sheet. The guidance also requires a lessee to recognize single lease costs, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The leasing standard’s effective dates were the fiscal year beginning after December 15, 2019 as originally issued (ASU 2016-02) and the fiscal year beginning after December 15, 2020 as amended by ASU 2019-10. As amended by ASU 2020-05, the leasing standard’s effective date is now the fiscal year beginning after December 15, 2021. The Company is currently evaluating the impact of this new standard on its condensed consolidated financial statements.

Financial Instruments - FASB ASU 2020-03, Codification Improvements to Financial Instruments, makes clear the determination of the contractual life of a net investment in leases in estimating expected credit losses under ASC 326, Financial Instruments – Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for the Company’s 2021 fiscal year. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its condensed consolidated financial statements.

Income Tax - In December 2019, the FASB issued ASU 2019-12, which modifies ASC 740 to simplify the accounting for income taxes. The ASU’s amendments are based on changes that were suggested by stakeholders as part of the FASB’s simplification initiative (i.e., the FASB’s effort to reduce the complexity of accounting standards while maintaining or enhancing the helpfulness of information provided to financial statement users). ASU 2019-12 is effective for the Company’s 2021 fiscal year. The Company is currently evaluating the impact of this new standard on its condensed consolidated financial statements.
Business
Transphorm, Inc. develops gallium nitride (“GaN”) semiconductor components used in power conversion. Transphorm was incorporated in the state of Delaware on February 22, 2007. Transphorm, Inc’s activities to date have been primarily performing research and development, establishing manufacturing infrastructure, market sampling, product launch, hiring personnel, and raising capital to support and expand these activities. Transphorm, Inc. is headquartered in Goleta, California. Transphorm Japan, Inc. was established in February 2014 to secure Transphorm, Inc’s production capacity and establish a direct presence in Asian markets. Transphorm Aizu was established to manage the financial transactions around the Joint Venture. Transphorm Epi. was established in 2019 to enable the operational capacity of the reactors held in Aizu. Transphorm, Inc., Transphorm Japan, Inc. and Transphorm Japan Epi, Inc. and Transphorm Aizu are collectively referred to “Transphorm,” the “Company” or “our” in these notes.

Stock Conversion

On February 12, 2020, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”). See Note 18 - Subsequent Events for more information. As a result of the Merger, the Company’s stock immediately prior to the closing of the Merger included herein was retroactively restated for the effect of the stock conversion as follows:

•Series 1 convertible preferred stock: 51,700,000 shares authorized and 51,680,254 shares issued and outstanding were converted into 12,438,704 shares authorized and 12,433,953 shares issued and outstanding, respectively, as of December 31, 2019 and 2018;

•Series 2 convertible preferred stock: 38,800,000 shares authorized and 38,760,190 shares issued and outstanding were converted into 7,507,699 shares authorized and 7,499,996 shares issued and outstanding, respectively, as of December 31, 2019 and 2018;

•Series 3 convertible preferred stock: 31,850,304 shares authorized, issued and outstanding were converted into 4,000,000 shares authorized, issued and outstanding as of December 31, 2019 and 2018; and

•Common stock: 350,000,000 shares authorized were converted into 29,012,034 shares authorized as of December 31, 2019 and 2018. 50,921,951 shares issued and outstanding were converted into 4,220,998 shares issued and outstanding as of December 31, 2019 and 50,905,160 shares issued and outstanding were converted into 4,219,606 shares issued and outstanding as of December 31, 2018.

The stock conversion did not change the par value of our stock. Stock price per share was adjusted in proportion to the decrease in shares to maintain equal value. In addition, stock options and stock warrants are reduced at 1 for 12.063959 rate pursuant to the Merger Agreement and the reduced stock options and stock warrants were retroactively restated for the effect of the stock conversion.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As included in the accompanying consolidated financial statements, the Company has generated recurring losses from operations and has an accumulated deficit and has a working capital deficiency. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements.
Management plans to raise additional working capital to fund operations through the issuance of stock to investors, license of intellectual property and/or issuance of notes payable. The Company raised $19.7 million from the sale of commons stock in February 2020 as described in Note 18 - Subsequent Events. However, there is no assurance that the Company will be successful in raising additional capital.

The ability of the Company to continue as a going concern is dependent on its ability to raise adequate capital to fund operating losses until it is able to generate liquidity from its business operations. To the extent sufficient financing is not available, the Company may not be able to, or may be delayed in, developing its offerings and meeting its obligations. The Company will continue to evaluate its projected expenditures relative to its available cash and to evaluate financing alternatives in order to satisfy its working capital and other cash requirements. The accompanying consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.